UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   ----------

                                   FORM N-CSR

                                   ----------

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  INVESTMENT COMPANY ACT FILE NUMBER 811-21061

                AETOS CAPITAL MULTI-STRATEGY ARBITRAGE FUND, LLC
               (Exact name of registrant as specified in charter)

                                   ----------

                             c/o Aetos Capital, LLC
                                875 Third Avenue
                               New York, NY 10022
               (Address of principal executive offices) (Zip code)

                                 Harold Schaaff
                               Aetos Capital, LLC
                               New York, NY 10022
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-212-201-2500

                       DATE OF FISCAL YEAR END: JANUARY 31

                   DATE OF REPORTING PERIOD: JANUARY 31, 2010

ITEM 1. REPORTS TO STOCKHOLDERS.

AETOS CAPITAL MULTI-STRATEGY ARBITRAGE FUND, LLC

AETOS CAPITAL DISTRESSED INVESTMENT STRATEGIES FUND, LLC

AETOS CAPITAL LONG/SHORT STRATEGIES FUND, LLC

AETOS CAPITAL OPPORTUNITIES FUND, LLC

Financial Statements

January 31, 2010

                               TABLE OF CONTENTS

Fund Commentaries .........................................................    1
Report of Independent Registered Public Accounting Firm ...................    5
Schedules of Investments ..................................................    6
Statements of Assets and Liabilities ......................................   11
Statements of Operations ..................................................   12
Statements of Changes in Members' Capital .................................   13
Statements of Cash Flows ..................................................   15
Financial Highlights ......................................................   16
Notes to Financial Statements .............................................   20
Managers and Officers of the Fund .........................................   33

The Funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of each period. The Funds' Forms N-Q are available on the Commission's web site at http://www.sec.gov, and may be reviewed and copied at the Commission's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities, as well as information relating to how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-212-201-2500; and (ii) on the Commission's website at http://www.sec.gov.

                Aetos Capital Multi-Strategy Arbitrage Fund, LLC

                                 Fund Commentary
                       For the year ended January 31, 2010
                                   (Unaudited)

The Aetos Capital Multi-Strategy Arbitrage Fund, LLC (the "Fund") allocates its assets among a select group of portfolio managers that utilize a variety of arbitrage strategies while seeking to produce an attractive absolute return on invested capital, largely independent of the various benchmarks associated with traditional asset classes.

The Fund includes allocations to event arbitrage and fixed income arbitrage managers. Event arbitrage managers seek to identify mispricings in securities that will be resolved through an anticipated event. Events can include mergers, acquisitions, spinoffs, recapitalizations and bankruptcy (either entering into bankruptcy or emerging from it). Skills required include the ability to analyze the relative value of the securities involved and the probability of the event taking place in a timely manner. Fixed income arbitrage managers seek to identify discrepancies in the prices of securities that are very closely related and arbitrage that discrepancy.

For the year ended January 31, 2010, the Fund had a total return of 21.29%.(1) For the period from commencement of investment activities on September 1, 2002 through January 31, 2010, the Fund had an average annualized total return of 4.21%.

Arbitrage strategies had a banner year as the extreme dislocations of 2008 began to subside. All arbitrage strategies saw strong performance but the categories we expected would perform the best, convertible and fixed income arbitrage, saw the highest returns. Fortunately, once the dust from 2008 had settled and it was apparent which firms would survive, we were able to capitalize on our view by tactically overweighting the convertible arbitrage strategy, a move that enhanced returns for the Fund.

Our convertible arbitrage allocation was the most profitable sector within the portfolio as a confluence of factors benefited our managers. In particular, portfolios benefited from a rebound in implied volatilities, which had fallen to near-zero levels during the crisis. In addition, continued high realized volatility gave managers ample opportunity to generate additional returns from gamma trading the portfolio.

Fixed income managers also realized their best returns in a decade as extreme dislocations began to normalize. The most significant contributor to returns was the normalization of the negative basis between cash bonds and derivative instruments (credit default swaps). Other trades benefited from the narrowing of sovereign swap spreads and normalization of certain yield curve abnormalities.

Our multi-strategy event managers realized substantial profits from tactically overweighting credit investments coming into 2009. Most of their gains were concentrated in North America and Europe, as investment grade and high yield debt rallied dramatically. Many of these securities were issued by high quality companies yet traded at historically wide spreads due to the financial crisis.

----------
(1) Returns are net of expenses and fees incurred at the Fund level and do not reflect Program fees.

            Aetos Capital Distressed Investment Strategies Fund, LLC

                                 Fund Commentary
                       For the year ended January 31, 2010
                                   (Unaudited)

The Aetos Capital Distressed Investment Strategies Fund, LLC (the "Fund") allocates its assets among a select group of portfolio managers across a variety of distressed investment strategies while seeking to produce an attractive absolute return on invested capital, largely independent of the various benchmarks associated with traditional asset classes.

The Fund allocates to investment managers that buy the securities (generally bonds and bank loans) of companies that are in bankruptcy or in danger of bankruptcy. These managers are able to buy these securities at a discount to their eventual value because traditional fixed income portfolio managers who bought the bonds or banks that made the loans may not want to or be able to own them once they are in default. The sellers may also not have the expertise and patience to go through a lengthy restructuring process. Distressed investing involves credit analysis, legal expertise and (often) negotiating ability, as the portfolio manager must estimate the value of the claims he is buying, the likely timing and resolution of the bankruptcy process and also may be called upon to reach agreements with other claimants in order to speed the process.

For the year ended January 31, 2010, the Fund had a total return of 22.03%.(1) For the period from commencement of investment activities on September 1, 2002 through January 31, 2010, the Fund had an average annualized total return of 9.96%.

For the credit markets, 2009 saw the reversal of 2008's flight to quality. High yield bonds and loans were among the best performing asset classes, with the bond index returning 55.8%. All of our distressed managers generated positive results, and nearly all of them realized a twelve-month return above 20%. These returns are more impressive considering the fact that they were achieved while still employing significant hedging. In general, our managers did not try to catch the beta wave in low-rated companies, but rather focused on a handful of situations that afforded significant upside with downside limited by hard assets and/or legal processes.

Due to improved new issuance conditions, as well as a modest calendar of credit maturities this year (just $50 billion), the default rate is projected to decline to just 4% by the end of 2010. Despite these expectations, we still view the distressed investing strategy as one of the best risk/reward opportunities currently available. While the official default rate may decline, the amount of existing distressed paper created during 2009 should present high return opportunities for some time to come. In addition, much of the refinancing of the past year has merely kicked the can down the road for weak and/or overleveraged companies, trading some breathing room for higher financing costs. In total, $855 billion of high yield bonds and loans will come due from 2012-2014. This should set up a rich multi-year opportunity set as many of these companies will need to restructure.

----------

(1) Returns are net of expenses and fees incurred at the Fund level and do not reflect Program fees.

                  Aetos Capital Long/Short Strategies Fund, LLC

                                 Fund Commentary
                       For the year ended January 31, 2010
                                   (Unaudited)

The Aetos Capital Long/Short Strategies Fund, LLC (the "Fund") allocates its assets among a select group of portfolio managers across a variety of long/short strategies while seeking to produce an attractive absolute return on invested capital, largely independent of the various benchmarks associated with traditional asset classes. The Fund is composed of managers that operate long-biased portfolios of stocks, usually based on bottom-up equity research. These portfolios generally vary from 20% to 40% net long.

For the year ended January 31, 2010, the Fund had a total return of 3.57%.(1) For the period from commencement of investment activities on September 1, 2002 through January 31, 2010, the Fund had an average annualized total return of 4.94%.

Our long/short managers produced mixed results over the twelve-month period. During the sell-off leading up to March, our managers' stock selection was rewarded as equity markets differentiated between strong companies and weak ones. Gains from stock selection were much harder to come by following the March 9th rally, however, as lower quality names outperformed. The environment proved to be a "trader's market", in which stock price momentum and beta were the most important determinants of returns, not company-specific fundamentals. This made for a challenging environment for our managers, as many gravitated towards franchise companies with attractive valuations rather than lower quality companies that will need to double margins in 2010 to meet earnings estimates.

In general, our sector-focused managers outperformed our generalist managers, as they benefited from long exposures to the technology, financial, and energy sectors, while also adding alpha through stock selection. A theme that worked very well for our financial sector-focused manager was long investments in larger banks and brokerages that had the benefit of government support, paired with shorts in weaker, regional banks with commercial and industrial loan exposures. Our energy/industrials-focused manager also outperformed due to long positions in many beaten down oil exploration and production companies.

Offsetting these gains, managers' short portfolios uniformly lost money during the period. Particularly notable losers included shorts in the consumer discretionary sector as well as many financial names. While our managers were often correct in identifying companies with deteriorating operating performance, the market chose to give these companies the benefit of the doubt, looking through near-term disappointment and believing that they could return to past profitability.

----------
(1) Returns are net of expenses and fees incurred at the Fund level and do not reflect Program fees.

                      Aetos Capital Opportunities Fund, LLC

                                 Fund Commentary
                       For the year ended January 31, 2010
                                   (Unaudited)

The Aetos Capital Opportunities Fund, LLC (the "Fund") allocates its assets among a select group of portfolio managers across a variety of opportunistic strategies while seeking to produce an attractive absolute return on invested capital, largely independent of the various benchmarks associated with traditional asset classes. The Fund is composed of managers that operate smaller-sized, more idiosyncratic portfolios employing directional strategies or focusing on particular markets or sectors.

For the year ended January 31, 2010, the Fund had a total return of 2.64%.(1) For the period from commencement of investment activities on August 1, 2005 through January 31, 2010, the Fund had an average annualized total return of 1.58%.

Performance among the Fund's managers was solid, with each manager, except one described below, realizing double-digit returns for the period. The Fund's energy long/short manager saw the strongest returns, benefiting from rising oil prices and a bounce back in demand for many oil services companies. Trailing this manager only slightly was one of the Fund's long/short managers focused on Asia, who realized strong gains from positions in Japan, Hong Kong and India.

The Fund's performance over the period was negatively impacted by a manager that was long high quality names while shorting low quality companies throughout the year. Accordingly, this manager exhibited a significant negative beta during the market rally. We believed that this was an attractive trade when the position was initiated and we remain convinced that this strategy has an attractive return potential. However, because we want to maintain a moderately net positive beta for the Fund overall, the target allocation for this manager is now lower.

----------
(1) Returns are net of expenses and fees incurred at the Fund level and do not reflect Program fees.

(PRICEWATERHOUSECOOPERS LOGO)

                                                   PRICEWATERHOUSECOOPERS LLP
                                                   PricewaterhouseCoopers Center
                                                   300 Madison Avenue
                                                   New York NY 10017
                                                   Telephone (646) 471 3000
                                                   Facsimile (813) 286 6000

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Managers and Members of the Aetos Capital Funds:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations, changes in members' capital and of cash flows and the financial highlights present fairly, in all material respects, the financial position of Aetos Capital Multi-Strategy Arbitrage Fund, LLC, Aetos Capital Distressed Investment Strategies Fund, LLC, Aetos Capital Long/Short Strategies Fund, LLC, and Aetos Capital Opportunities Fund, LLC (the "Funds") at January 31, 2010, the results of each of their operations and cash flows for the year then ended, the changes in each of their members' capital for each of the two years in the period then ended and the financial highlights for the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of the underlying portfolio funds at January 31, 2010, provide a reasonable basis for our opinion.

As explained in Note 2, the financial statements include investments held by Aetos Capital Multi-Strategy Arbitrage Fund, LLC, Aetos Capital Distressed Investment Strategies Fund, LLC, Aetos Capital Long/Short Strategies Fund, LLC and Aetos Capital Opportunities Fund, LLC valued at $488,738,107 (96.61% of the Fund's members' capital), $401,585,040 (94.54% of the Fund's members' capital), $722,649,396 (92.54% of the Fund's members' capital), and $117,217,015 (84.90%
of the Fund's members' capital) respectively, at January 31, 2010, the values of which have been estimated by the investment Manager, under general supervision of the Board of Managers, in the absence of readily ascertainable market values. Those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the difference could be material.


/s/ PricewaterhouseCoopers LLP
April 1,2010

                Aetos Capital Multi-Strategy Arbitrage Fund, LLC
                             Schedule of Investments
                                January 31, 2010

               INVESTMENT STRATEGY AS A PERCENTAGE OF INVESTMENTS

                                   (PIE CHART)

Quantitative Asset Allocation    13.58%
Convertible Arbitrage            17.40%
Fixed Income Arbitrage           23.43%
Multi-Strategy/Event Arbitrage   45.59%

                                                                          % OF MEMBERS'
PORTFOLIO FUND NAME                             COST           VALUE         CAPITAL*
-------------------                         ------------   ------------   -------------
AQR RT Fund, L.P.                           $ 30,000,000   $ 30,771,000        6.08%
CNH CA Institutional Fund, L.P.               40,000,000     44,979,083        8.89
Davidson Kempner Partners                     60,543,694     77,766,066       15.37
Farallon Capital Offshore Investors, Inc.     78,172,893     77,809,738       15.38
FFIP, L.P.                                    51,630,000     69,780,986       13.79
GMO Mean Reversion Fund                       40,692,369     35,603,772        7.04
Ishin Fund, LLC                               35,361,920     40,063,479        7.92
Oceanwood Global Opportunities Fund L.P.      55,000,000     65,938,495       13.04
Parsec Trading Corp.                          54,555,466     44,734,043        8.84
Sowood Alpha Fund, L.P.(1)                     3,453,269      1,291,445        0.26
                                            ------------   ------------       -----
   Total                                    $449,409,611   $488,738,107       96.61%
                                            ============   ============       =====

*    Percentages are based on Members' Capital of $505,874,777.

(1)  Portfolio Fund in liquidation.

The aggregate cost of investments for tax purposes was $445,974,361. Net unrealized appreciation on investments for tax purposes was $42,763,746 consisting of $72,443,095 of gross unrealized appreciation and $29,679,349 of gross unrealized depreciation.

The investments in Portfolio Funds shown above, representing 96.61% of Members' Capital, have been fair valued.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

            Aetos Capital Distressed Investment Strategies Fund, LLC
                             Schedule of Investments
                                January 31, 2010

               INVESTMENT STRATEGY AS A PERCENTAGE OF INVESTMENTS

                                   (PIE CHART)

Distressed Investments   100.00%

                                                                          % OF MEMBERS'
PORTFOLIO FUND NAME                             COST           VALUE         CAPITAL*
-------------------                         ------------   ------------   -------------
AG Mortgage Value Partners, L.P.            $ 30,000,000   $ 36,867,622        8.68%
Anchorage Capital Partners, L.P.              60,000,000     76,062,426       17.91
Aurelius Capital Partners, L.P.               55,500,000     75,858,036       17.86
Davidson Kempner Distressed Opportunities
   Fund LP                                    40,000,000     42,735,010       10.06
King Street Capital, L.P.                     51,050,000     75,735,567       17.83
One East Partners, L.P.                        7,381,604      3,438,834        0.81
Silver Point Capital Fund, L.P.               35,629,344     34,625,149        8.15
Watershed Capital Partners, L.P.              54,050,000     56,262,396       13.24
                                            ------------   ------------       -----
   Total                                    $333,610,948   $401,585,040       94.54%
                                            ============   ============       =====

*    Percentages are based on Members' Capital of $424,770,025.

The aggregate cost of investments for tax purposes was $362,353,142. Net unrealized appreciation on investments for tax purposes was $39,231,898 consisting of $46,941,130 of gross unrealized appreciation and $7,709,232 of gross unrealized depreciation.

The investments in Portfolio Funds shown above, representing 94.54% of Members' Capital, have been fair valued.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                  Aetos Capital Long/Short Strategies Fund, LLC
                             Schedule of Investments
                                January 31, 2010

               INVESTMENT STRATEGY AS A PERCENTAGE OF INVESTMENTS

                                   (PIE CHART)

Short Equity Investments         5.92%
Long/Short Equity Investments   94.08%

                                                                        % OF MEMBERS'
PORTFOLIO FUND NAME                             COST         VALUE        CAPITAL*
-------------------                         -----------   -----------   -------------
Bay Pond Partners, L.P.                     $18,970,904   $47,601,596       6.09%
Brookside Capital Partners Fund II, LP       65,000,000    66,492,639       8.51
Cadian Fund LP                               45,000,000    48,445,254       6.20
Cadmus Capital Partners (QP), L.P.(1)         1,816,984     1,313,747       0.17
CamCap Energy, L.P.                          40,000,000    40,358,839       5.17
Conatus Capital Partners LP                  65,500,000    67,512,886       8.65
Copper River Partners, L.P.(1)                3,618,505     1,298,795       0.17
Highside Capital Partners, L.P.              31,063,150    38,144,704       4.89
Icarus Qualified Partners, L.P.              36,000,000    41,497,809       5.31
Joho Partners, L.P.                          50,000,000    55,196,613       7.07
Marshall Wace TOPS Fund Limited              65,000,000    64,679,844       8.28
Millgate Partners II, L.P.                   62,000,000    62,723,813       8.03
North River Partners, L.P.                   41,783,623    55,640,478       7.13

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                  Aetos Capital Long/Short Strategies Fund, LLC
                       Schedule of Investments (Concluded)
                                January 31, 2010

                                                                          % OF MEMBERS'
PORTFOLIO FUND NAME                             COST           VALUE         CAPITAL*
-------------------                         ------------   ------------   -------------
Tiger Consumer Partners, L.P.               $ 40,000,000   $ 40,440,471        5.18%
Viking Global Equities, L.P.                  48,460,934     89,824,151       11.50
Woodbourne Daybreak Global Fund L.P.(1)       10,434,913      1,477,757        0.19
                                            ------------   ------------       -----
   Total                                    $624,649,013   $722,649,396       92.54%
                                            ============   ============       =====

*    Percentages are based on Members' Capital of $780,940,944.

(1)  Portfolio Fund in liquidation.

The aggregate cost of investments for tax purposes was $682,464,004. Net unrealized appreciation on investments for tax purposes was $40,185,392 consisting of $83,759,162 of gross unrealized appreciation and $43,573,770 of gross unrealized depreciation.

The investments in Portfolio Funds shown above, representing 92.54% of Members' Capital, have been fair valued.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                      Aetos Capital Opportunities Fund, LLC
                             Schedule of Investments
                                January 31, 2010

               INVESTMENT STRATEGY AS A PERCENTAGE OF INVESTMENTS

                                   (PIE CHART)

Event-Driven                     0.81%
Long/Short Equity Investments   83.59%
Real Assets                     15.60%

                                                                          % OF MEMBERS'
PORTFOLIO FUND NAME                             COST           VALUE         CAPITAL*
-------------------                         ------------   ------------   -------------
GMO U.S. Tactical Opportunities Fund
   (Onshore), L.P.                          $ 21,500,000   $ 18,265,636       13.23%
Joho Partners, L.P.                           19,000,000     28,133,024       20.38
Samlyn Partners, L.P.                         19,500,000     21,118,673       15.29
Sansar Capital, L.P.                          10,315,420      7,630,938        5.53
Sansar Capital Holdings, Ltd.                    179,142        286,476        0.21
Sheffield Institutional Partners, L.P.           915,748        951,592        0.69
Spindrift Partners, L.P.                      18,000,000     18,282,437       13.24
The Elkhorn Fund, LLC                         20,000,000     22,548,239       16.33
                                            ------------   ------------       -----
   Total                                    $109,410,310   $117,217,015       84.90%
                                            ============   ============       =====

*    Percentages are based on Members' Capital of $138,064,213.

The aggregate cost of investments for tax purposes was $121,487,143. Net unrealized depreciation on investments for tax purposes was $4,270,128 consisting of $9,820,705 of gross unrealized appreciation and $14,090,833 of gross unrealized depreciation.

The investments in Portfolio Funds shown above, representing 84.90% of Members' Capital, have been fair valued.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                      Statements of Assets and Liabilities

                                January 31, 2010

                                                            AETOS CAPITAL
                                            AETOS CAPITAL     DISTRESSED    AETOS CAPITAL
                                           MULTI-STRATEGY     INVESTMENT      LONG/SHORT    AETOS CAPITAL
                                              ARBITRAGE       STRATEGIES      STRATEGIES    OPPORTUNITIES
                                              FUND, LLC       FUND, LLC       FUND, LLC       FUND, LLC
                                           --------------   -------------   -------------   -------------
ASSETS
Investments in Portfolio Funds, at cost     $449,409,611     $333,610,948    $624,649,013    $109,410,310
                                            ------------     ------------    ------------    ------------
Investments in Portfolio Funds, at value    $488,738,107     $401,585,040    $722,649,396    $117,217,015
Cash and cash equivalents                     23,000,396       26,787,847      67,932,229      23,433,276
Receivable for sale of investments               668,520          989,063       2,496,743         123,243
Accrued income                                       977            1,176           2,151             955
                                            ------------     ------------    ------------    ------------
   Total assets                              512,408,000      429,363,126     793,080,519     140,774,489
                                            ------------     ------------    ------------    ------------
LIABILITIES
Redemptions of Interests payable               5,079,849        3,592,375      10,514,895       2,357,696
Investment management fees payable               322,441          270,745         497,766          88,001
Sales of Interests received in advance           696,480          326,820         744,720          53,580
Administration fees payable                       72,832           61,032         114,947          21,626
Board of Managers' fees payable                    9,531            9,531           9,531           9,531
Other accrued expenses                           352,090          332,598         257,716         179,842
                                            ------------     ------------    ------------    ------------
   Total liabilities                           6,533,223        4,593,101      12,139,575       2,710,276
                                            ------------     ------------    ------------    ------------
   NET MEMBERS' CAPITAL                     $505,874,777     $424,770,025    $780,940,944    $138,064,213
                                            ============     ============    ============    ============
MEMBERS' CAPITAL
Net capital                                 $466,546,281     $356,795,933    $682,940,561    $130,257,508
Net unrealized appreciation on
   investments in Portfolio Funds             39,328,496       67,974,092      98,000,383       7,806,705
                                            ------------     ------------    ------------    ------------
   Members' Capital                         $505,874,777     $424,770,025    $780,940,944    $138,064,213
                                            ============     ============    ============    ============

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            Statements of Operations

                       For the year ended January 31, 2010

                                                         AETOS CAPITAL
                                         AETOS CAPITAL     DISTRESSED    AETOS CAPITAL
                                        MULTI-STRATEGY     INVESTMENT      LONG/SHORT    AETOS CAPITAL
                                           ARBITRAGE       STRATEGIES      STRATEGIES    OPPORTUNITIES
                                           FUND, LLC       FUND, LLC       FUND, LLC       FUND, LLC
                                        --------------   -------------   -------------   -------------
Investment income:
   Dividends from money market funds     $    85,538      $   161,736    $    272,654     $    61,939
                                         -----------      -----------    ------------     -----------
Expenses:
   Investment management fees              3,169,751        2,709,723       5,793,506         988,155
   Administration fees                       380,590          330,569         710,964         126,129
   Board of Managers' fees                    38,125           38,125          38,125          38,125
   Professional fees                         421,438          427,911         308,583         268,490
   Custodian fees                             45,007           39,224          80,436          15,685
   Registration fees                          13,222           14,191          23,321          11,905
   Printing fees                               9,169            9,169           9,169           9,169
   Other expenses                             24,500           30,189          11,838          13,275
                                         -----------      -----------    ------------     -----------
      Total expenses                       4,101,802        3,599,101       6,975,942       1,470,933
                                         -----------      -----------    ------------     -----------
Net investment loss                       (4,016,264)      (3,437,365)     (6,703,288)     (1,408,994)
                                         -----------      -----------    ------------     -----------
Net loss on Portfolio Funds sold          (8,683,817)      (1,889,144)    (39,566,144)     (2,083,718)
Net change in unrealized appreciation
   on investments in Portfolio Funds      93,996,765       77,224,421      69,436,602       6,392,555
                                         -----------      -----------    ------------     -----------
Net increase in Members' Capital
   derived from investment activities    $81,296,684      $71,897,912    $ 23,167,170     $ 2,899,843
                                         ===========      ===========    ============     ===========

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                    Statements of Changes in Members' Capital

            For the years ended January 31, 2009 and January 31, 2010

                                                                                     AETOS CAPITAL DISTRESSED
                                                    AETOS CAPITAL MULTI-STRATEGY      INVESTMENT STRATEGIES
                                                         ARBITRAGE FUND, LLC                FUND, LLC
                                                    ----------------------------   ---------------------------
                                                      2/1/09 -        2/1/08 -       2/1/09 -       2/1/08 -
                                                       1/31/10        1/31/09         1/31/10        1/31/09
                                                    ------------   -------------   ------------   ------------
From investment activities:
   Net investment loss                              $ (4,016,264)  $  (3,859,773)  $ (3,437,365)  $   (819,591)
   Net gain/(loss) on Portfolio Funds sold            (8,683,817)     17,381,577     (1,889,144)     3,374,415
   Net change in unrealized
      appreciation/(depreciation) on
      investments in Portfolio Funds                  93,996,765    (112,321,272)    77,224,421    (35,597,793)
                                                    ------------   -------------   ------------   ------------
      Net increase/(decrease) in Members' Capital
         derived from investment activities           81,296,684     (98,799,468)    71,897,912    (33,042,969)
                                                    ------------   -------------   ------------   ------------
Distributions:
   Tax withholding on behalf of foreign investors       (661,087)     (1,253,004)      (844,815)    (1,096,210)
                                                    ------------   -------------   ------------   ------------
Total distributions                                     (661,087)     (1,253,004)      (844,815)    (1,096,210)
                                                    ------------   -------------   ------------   ------------
Members' Capital transactions:
   Proceeds from transfer of assets*                          --      46,535,603             --             --
   Proceeds from sales of Interests                   47,497,205      67,981,151     52,930,465     93,747,605
   Redemptions of Interests                          (70,770,292)   (143,399,567)   (55,446,922)   (23,401,469)
   Transfers of Interests                             59,829,647     (56,506,622)     2,559,325    149,040,607
                                                    ------------   -------------   ------------   ------------
Net increase/(decrease) in Members' Capital
   derived from capital transactions                  36,556,560     (85,389,435)        42,868    219,386,743
                                                    ------------   -------------   ------------   ------------
Net increase/(decrease) in Members' Capital          117,192,157    (185,441,907)    71,095,965    185,247,564
Members' Capital at beginning of year                388,682,620     574,124,527    353,674,060    168,426,496
                                                    ------------   -------------   ------------   ------------
Members' Capital at end of year                     $505,874,777   $ 388,682,620   $424,770,025   $353,674,060
                                                    ============   =============   ============   ============

*    See Note 5 in Notes to Financial Statements.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

              Statements of Changes in Members' Capital (concluded)

            For the years ended January 31, 2009 and January 31, 2010

                                                       AETOS CAPITAL LONG/SHORT             AETOS CAPITAL
                                                         STRATEGIES FUND, LLC          OPPORTUNITIES FUND, LLC
                                                    ------------------------------   ---------------------------
                                                       2/1/09 -        2/1/08 -        2/1/09 -        2/1/08 -
                                                       1/31/10          1/31/09         1/31/10         1/31/09
                                                    -------------   --------------   ------------   ------------
From investment activities:
   Net investment loss                              $  (6,703,288)  $   (6,235,720)  $ (1,408,994)  $   (808,257)
   Net gain/(loss) on Portfolio Funds sold            (39,566,144)      27,893,467     (2,083,718)      (356,519)
   Net change in unrealized
      appreciation/(depreciation) on
      investments in Portfolio funds                   69,436,602     (117,075,472)     6,392,555    (14,392,498)
                                                    -------------   --------------   ------------   ------------
      Net increase/(decrease) in Members' Capital
         derived from investment activities            23,167,170      (95,417,725)     2,899,843    (15,557,274)
                                                    -------------   --------------   ------------   ------------
Distributions:
   Tax withholding on behalf of foreign investors      (2,413,742)      (2,555,363)      (454,264)      (560,463)
                                                    -------------   --------------   ------------   ------------
Total distributions                                    (2,413,742)      (2,555,363)      (454,264)      (560,463)
                                                    -------------   --------------   ------------   ------------
Members' Capital transactions:
   Proceeds from sales of Interests                   109,450,677      131,535,348     21,441,584     22,928,303
   Redemptions of Interests                          (169,491,276)    (194,799,810)   (34,732,394)   (27,369,517)
   Transfers of Interests                             (63,545,672)       1,638,741      1,156,700    (18,511,397)
                                                    -------------   --------------   ------------   ------------
Net decrease in Members' Capital derived from
   capital transactions                              (123,586,271)     (61,625,721)   (12,134,110)   (22,952,611)
                                                    -------------   --------------   ------------   ------------
Net decrease in Members' Capital                     (102,832,843)    (159,598,809)    (9,688,531)   (39,070,348)
Members' Capital at beginning of year                 883,773,787    1,043,372,596    147,752,744    186,823,092
                                                    -------------   --------------   ------------   ------------
Members' Capital at end of year                     $ 780,940,944   $  883,773,787   $138,064,213   $147,752,744
                                                    =============   ==============   ============   ============

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            Statements of Cash Flows

                       For the year ended January 31, 2010

                                                                       AETOS CAPITAL
                                                       AETOS CAPITAL     DISTRESSED    AETOS CAPITAL
                                                      MULTI-STRATEGY     INVESTMENT      LONG/SHORT    AETOS CAPITAL
                                                         ARBITRAGE       STRATEGIES      STRATEGIES    OPPORTUNITIES
                                                         FUND, LLC       FUND, LLC       FUND, LLC       FUND, LLC
                                                      --------------   -------------   -------------   ------------
CASH FLOWS USED IN OPERATING ACTIVITIES
Net increase in Members' Capital derived from
   investment activities                              $  81,296,684    $  71,897,912   $  23,167,170   $  2,899,843
Adjustments to reconcile net increase in Members'
   Capital from investment activities to net cash
   used in operating activities
   Purchases of Portfolio Funds                        (132,000,000)    (143,000,000)   (348,000,000)   (32,993,318)
   Sales of Portfolio Funds                              39,986,460       18,321,541     274,614,889     12,193,020
   Net loss on Portfolio Funds sold                       8,683,817        1,889,144      39,566,144      2,083,718
   Net change in unrealized appreciation on
      investments in Portfolio Funds                    (93,996,765)     (77,224,421)    (69,436,602)    (6,392,555)
   Decrease in accrued income                                45,951          108,863         196,660         41,405
   Decrease in prepaid tax withholding                           --               --              --            918
   Decrease/(increase) in receivable for
      sale of investments                                 3,856,070          547,026       4,145,037       (123,243)
   Increase/(decrease) in investment
      management fees payable                                75,375           45,932         (64,005)        (5,918)
   Decrease in administration fees payable                  (59,446)         (46,417)       (158,796)       (28,974)
   Increase in Board of Managers' fees payable                  975              975             975            975
   Increase/(decrease) in other accrued expenses           (117,626)         158,486          56,411         75,660
                                                      -------------    -------------   -------------   ------------
Net cash used in operating activities                   (92,228,505)    (127,300,959)    (75,912,117)   (22,248,469)
                                                      -------------    -------------   -------------   ------------
DISTRIBUTIONS
Tax withholding on behalf of foreign investors             (661,087)        (844,815)     (2,413,742)      (454,264)
                                                      -------------    -------------   -------------   ------------
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from sales of Interests                         48,193,685       53,257,285     110,195,397     21,495,164
Redemptions of Interests                                (72,797,485)     (52,936,056)   (170,115,960)   (33,325,236)
Transfers of Interests                                   59,829,647        2,559,325     (63,545,672)     1,156,700
                                                      -------------    -------------   -------------   ------------
Net cash provided by/(used in) financing activities      35,225,847        2,880,554    (123,466,235)   (10,673,372)
                                                      -------------    -------------   -------------   ------------
Net decrease in cash and cash equivalents               (57,663,745)    (125,265,220)   (201,792,094)   (33,376,105)
Cash and cash equivalents, beginning of year             80,664,141      152,053,067     269,724,323     56,809,381
                                                      -------------    -------------   -------------   ------------
Cash and cash equivalents, end of year                $  23,000,396    $  26,787,847   $  67,932,229   $ 23,433,276
                                                      =============    =============   =============   ============

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                              Financial Highlights

                                        AETOS CAPITAL MULTI-STRATEGY ARBITRAGE FUND, LLC
                                    --------------------------------------------------------
                                    2/1/09 -    2/1/08 -    2/1/07 -    2/1/06 -    2/1/05 -
                                     1/31/10     1/31/09     1/31/08     1/31/07     1/31/06
                                    --------    --------    --------    --------    --------
Total return(1)                        21.29%     (20.29)%     (1.76)%     10.36%       6.48%

Net assets, end of period (000's)   $505,875    $388,683    $574,125    $447,632    $320,267

Ratios to average net assets:
   Expenses (2)(3)                      0.98%       0.96%       0.90%       0.95%       0.95%
   Net investment loss                 (0.96)%     (0.80)%     (0.62)%     (0.75)%     (0.77)%

Portfolio turnover rate                11.01%       5.35%      14.01%      16.80%       6.24%

(1) Tax withholding on behalf of certain investors is treated as a reinvested distribution.

(2) Expense ratios do not reflect the Fund's proportionate share of expenses of the Portfolio Funds.

(3) The expense ratios do not include the Program fees charged separately to investors as described in Note 3 in the Notes to Financial Statements.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                        AETOS CAPITAL DISTRESSED INVESTMENT STRATEGIES FUND, LLC
                                        --------------------------------------------------------
                                         2/1/09 -   2/1/08 -    2/1/07 -    2/1/06 -   2/1/05 -
                                          1/31/10    1/31/09     1/31/08     1/31/07    1/31/06
                                         --------   --------    --------    --------   --------
Total return(1)                             22.03%     (8.57)%      4.32%      12.95%     8.46%

Net assets, end of period (000's)        $424,770   $353,674    $168,426    $109,967   $66,508

Ratios to average net assets:
      Expenses (2)(3)                        1.00%      1.02%       1.03%       1.08%     1.24%
   Expenses, net of waivers and
      reimbursements (2)(3)                  1.00%      1.01%       0.99%       1.00%     1.00%
   Net investment loss, before waivers
      and reimbursements                    (0.95)%    (0.30)%     (0.69)%     (0.76)%   (0.88)%
   Net investment loss, net of waivers
      and reimbursements                    (0.95)%    (0.29)%     (0.65)%     (0.68)%   (0.64)%

Portfolio turnover rate                      6.74%     12.51%       0.00%      13.69%     0.00%

(1) Tax withholding on behalf of certain investors is treated as a reinvested distribution.

(2) Expense ratios do not reflect the Fund's proportionate share of expenses of the Portfolio Funds.

(3) The expense ratios do not include the Program fees charged separately to investors as described in Note 3 in the Notes to Financial Statements.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                               AETOS CAPITAL LONG/SHORT STRATEGIES FUND, LLC
                                         --------------------------------------------------------
                                         2/1/09 -   2/1/08 -     2/1/07 -     2/1/06 -   2/1/05 -
                                          1/31/10    1/31/09      1/31/08      1/31/07    1/31/06
                                         --------   --------    ----------    --------   --------
Total return(1)                              3.57%     (9.33)%        7.04%       9.61%     11.66%

Net assets, end of period (000's)        $780,941   $883,774    $1,043,373    $738,210   $471,815

Ratios to average net assets:
   Expenses (2)(3)                           0.89%      0.88%         0.88%       0.92%      0.94%
   Net investment loss                      (0.86)%    (0.63)%       (0.66)%     (0.65)%    (0.78)%

Portfolio turnover rate                     42.29%     12.24%        20.12%       6.13%      9.65%

(1) Tax withholding on behalf of certain investors is treated as a reinvested distribution.

(2) Expense ratios do not reflect the Fund's proportionate share of expenses of the Portfolio Funds.

(3) The expense ratios do not include the Program fees charged separately to investors as described in Note 3 in the Notes to Financial Statements.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                        Financial Highlights (concluded)

                                                   AETOS CAPITAL OPPORTUNITIES FUND, LLC
                                         ---------------------------------------------------------
                                         2/1/09 -   2/1/08 -    2/1/07 -    2/1/06 -    5/27/05* -
                                          1/31/10    1/31/09     1/31/08     1/31/07      1/31/06
                                         --------   --------    --------    --------    ----------
Total return(1)                              2.64%     (9.03)%      7.24%       2.41%      4.94%

Net assets, end of period (000's)        $138,064   $147,753    $186,823    $139,909    $72,856

Ratios to average net assets:
   Expenses, before waivers and
      reimbursements (2)(4)                  1.11%      0.99%       0.97%       1.05%      1.44%(3)
   Expenses, net of waivers and
      reimbursements (2)(4)                  1.11%      0.99%       0.97%       1.04%      1.07%(3)
   Net investment loss, before waivers
      and reimbursements                    (1.06)%    (0.46)%     (0.37)%     (0.57)%    (1.11)%(3)
   Net investment loss, net of waivers
      and reimbursements                    (1.06)%    (0.46)%     (0.37)%     (0.56)%    (0.74)%(3)

Portfolio turnover rate (5)                 11.83%      5.54%      24.25%      24.26%      0.00%

*    Commencement of operations.

(1) Total return for periods less than one year have not been annualized. Tax withholding on behalf of certain investors is treated as a reinvested distribution.

(2) Expense ratios do not reflect the Fund's proportionate share of expenses of the Portfolio Funds.

(3)  Annualized.

(4) The expense ratios do not include the Program fees charged separately to investors as described in Note 3 in the Notes to Financial Statements.

(5) Portfolio turnover rate for periods less than one year have not been annualized.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                          Notes to Financial Statements

                                January 31, 2010

1. ORGANIZATION

The Aetos Capital Multi-Strategy Arbitrage Fund, LLC, the Aetos Capital Distressed Investment Strategies Fund, LLC, the Aetos Capital Long/Short Strategies Fund, LLC, and the Aetos Capital Opportunities Fund, LLC (collectively the "Funds" and individually a "Fund") were formed in the state of Delaware as limited liability companies. The Funds are registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as closed-end, non-diversified, management investment companies. Each of the Funds is a fund-of-funds. The Funds seek capital appreciation by allocating their assets among a select group of private investment funds (commonly known as hedge funds) ("Portfolio Funds") that utilize a variety of alternative investment strategies specific for each Fund to produce an attractive absolute return on invested capital, largely independent of the various benchmarks associated with traditional asset classes. Aetos Alternatives Management, LLC serves as the Investment Manager to the Funds.

The Funds operate under a master fund/feeder fund structure. Feeder Funds invest substantially all of their investable assets in the Funds. As of January 31, 2010 the Feeder Funds' beneficial ownership of their corresponding Master Funds' members' capital are 79%, 84%, 83%, and 90% for the Aetos Capital Multi-Strategy Arbitrage Cayman Fund, Aetos Capital Distressed Investment Strategies Cayman Fund, Aetos Capital Long/Short Strategies Cayman Fund, and Aetos Capital Opportunities Cayman Fund, respectively, and 1%, 1%, 1%, and less than 1% for the Aetos Capital Multi-Strategy Arbitrage Cayman II Fund, Aetos Capital Distressed Investment Strategies Cayman II Fund, Aetos Capital Long/Short Strategies Cayman II Fund and Aetos Capital Opportunities Cayman II Fund, respectively.

The principal investment objective of each Fund is as follows:

Aetos Capital Multi-Strategy Arbitrage Fund, LLC seeks to produce an attractive absolute return on invested capital, largely independent of the various benchmarks associated with traditional asset classes, by allocating its assets among a select group of portfolio managers that utilize a variety of arbitrage strategies.

Aetos Capital Distressed Investment Strategies Fund, LLC seeks to produce an attractive absolute return on invested capital, largely independent of the various benchmarks associated with traditional asset classes, by allocating its assets among a select group of portfolio managers across a variety of distressed investment strategies.

Aetos Capital Long/Short Strategies Fund, LLC seeks to produce an attractive absolute return on invested capital, largely independent of the various benchmarks associated with traditional asset classes, by allocating its assets among a select group of portfolio managers across a variety of long/short strategies.

Aetos Capital Opportunities Fund, LLC (the "Opportunities Fund") seeks capital appreciation by investing its assets among a select group of alternative asset managers employing different absolute return investment strategies in pursuit of attractive risk-adjusted returns consistent with the preservation of capital.

The Funds may offer, from time to time, to repurchase outstanding members' interests ("Interests") pursuant to written tenders by members. Repurchase offers will be made at such times and on such terms as may be determined by the Funds' Board of Managers (the "Board") in its sole discretion. The Funds may offer to repurchase Interests four times each year, as of the last business day of March, June, September and December.

2. SIGNIFICANT ACCOUNTING POLICIES

The Funds' financial statements are prepared in conformity with accounting principles generally accepted in the United States of America. The following is a summary of the significant accounting policies followed by the Funds:

In June 2009, the Financial Accounting Standards Board ("FASB") issued Accounting Standards Codification ("ASC") Topic 105, GENERALLY ACCEPTED ACCOUNTING PRINCIPLES ("ASC 105") (formerly Statement of Financial Accounting Standards ("SFAS") No. 168, ACCOUNTING STANDARDS CODIFICATION AND HIERARCHY OF GENERALLY ACCEPTED ACCOUNTING PRINCIPLES: A REPLACEMENT OF FASB STATEMENT NO.
162). ASC 105 establishes the FASB Accounting Standards Codification ("Codification") as the single source of authoritative accounting principles recognized by the FASB to be applied by non-governmental entities in the preparation of financial statements in conformity with U.S. generally accepted accounting principles ("GAAP"). ASC 105 is effective for interim and annual periods ending after September 15, 2009. All existing accounting standards documents are superseded as described in ASC 105, and all other accounting literature not included in ASC 105 is non-authoritative. Updates to the Codification Standards are issued as Accounting Standard Updates ("ASU"s) by the FASB. In these financial statements, a dual presentation of the Codification and the former reference has been adopted. The adoption of the Codification does not impact the Funds' financial statements except for references made to authoritative accounting literature in the footnotes.

A. Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires the Investment Manager to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from these estimates.

B. Portfolio Valuation and Security Transactions

The net asset values of the Funds are determined as of the close of business at the end of each month in accordance with the valuation principles set forth below or as may be determined from time to time pursuant to policies established by the Board.

Investments in Portfolio Funds are presented in the accompanying financial statements at fair value, as determined by the Funds' Investment Manager under the general supervision of the Board. Such fair value generally represents a Fund's pro-rata interest in the net assets of a Portfolio Fund as provided by the Portfolio Funds. The Investment Manager considers information provided by the Portfolio Funds regarding the methods they use to value underlying investments in the Portfolio Funds and any restrictions on or illiquidity of the interests in the Portfolio Funds, in determining fair value.

Considerable judgment is required to interpret the factors used to develop estimates of fair value. Accordingly, the estimates may not be indicative of the amounts the Fund could realize in a current market exchange and the differences could be material to the financial statements. The use of different factors or estimation methodologies could have a significant effect on the estimated fair value.

The FASB issued ASC Topic 820, FAIR VALUE MEASUREMENTS AND DISCLOSURES, (formerly SFAS No. 157 FAIR VALUE MEASUREMENTS), which establishes a fair value hierarchy and specifies that a valuation technique used to measure fair value shall maximize the use of observable inputs and minimize the use of unobservable inputs. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly the fair value hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3). The levels of the fair value hierarchy under FASB ASC Topic 820-10-35-39 to 55 are as follows:

     - Level 1 - Inputs that reflect unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;

     - Level 2 - Inputs other than quoted prices that are observable for the asset or liability either directly or indirectly, including inputs in markets that are not considered to be active;

     -    Level 3 - Inputs that are unobservable;

Inputs broadly refer to assumptions that market participants use to make valuation decisions, including assumptions about risk. ASC Topic 820-10-35-59 permits the Investment Manager to estimate the fair value of the investments in the Portfolio Funds at the net asset value reported by the Portfolio Funds if the net asset value is calculated in a manner consistent with the measurement principles of ASC Topic 946, FINANCIAL SERVICES - INVESTMENT COMPANIES. The Investment Manager evaluates each Portfolio Fund individually to determine that its net asset value is calculated in a manner consistent with ASC 946. The Investment Manager also considers whether an adjustment to the net asset value reported by the Portfolio Fund is necessary based upon various factors, including, but not limited to, the attributes of the interest in the Portfolio Fund held, including the rights and obligations, and any restrictions on or illiquidity of such interests, and the fair value of such Portfolio Fund's investment portfolio or other assets and liabilities. The Investment Manager also considers such factors in determining whether a Portfolio Fund should be classified as Level 2 or Level 3 within the fair value hierarchy.

The following table presents information about the level within the fair value hierarchy at which the Funds' investments are measured as of January 31, 2010:

AETOS CAPITAL MULTI-STRATEGY ARBITRAGE FUND, LLC

                                 LEVEL 1      LEVEL 2        LEVEL 3         TOTAL
                                 -------   ------------   ------------   ------------
Investments in Portfolio Funds     $--     $106,438,251   $382,299,856   $488,738,107

AETOS CAPITAL DISTRESSED INVESTMENT STRATEGIES FUND, LLC

                                 LEVEL 1   LEVEL 2      LEVEL 3         TOTAL
                                 -------   -------   ------------   ------------
Investments in Portfolio Funds     $--       $--     $401,585,040   $401,585,040

AETOS CAPITAL LONG/SHORT STRATEGIES FUND, LLC

                                 LEVEL 1      LEVEL 2        LEVEL 3         TOTAL
                                 -------   ------------   ------------   ------------
Investments in Portfolio Funds     $--     $209,206,047   $513,443,349   $722,649,396

AETOS CAPITAL OPPORTUNITIES FUND, LLC

                                 LEVEL 1     LEVEL 2       LEVEL 3         TOTAL
                                 -------   -----------   -----------   ------------
Investments in Portfolio Funds     $--     $40,813,875   $76,403,140   $117,217,015

The following is a reconciliation of the investments in which significant unobservable inputs (Level 3) were used in determining value:

                                                     AETOS CAPITAL
                                     AETOS CAPITAL     DISTRESSED    AETOS CAPITAL
                                    MULTI-STRATEGY     INVESTMENT      LONG/SHORT    AETOS CAPITAL
                                       ARBITRAGE       STRATEGIES      STRATEGIES    OPPORTUNITIES
                                       FUND, LLC       FUND, LLC       FUND, LLC       FUND, LLC
                                    --------------   -------------   -------------   -------------
Beginning Balance as of 1/31/09      $311,411,619    $201,571,304    $619,393,827    $ 92,107,880
Realized loss                          (8,683,817)     (1,889,144)    (42,699,767)     (2,083,718)
Change in unrealized appreciation      84,886,942      77,224,421      58,881,889      16,667,935
Net purchase/sales                     62,013,540     124,678,459     (24,614,889)        800,298
Net transfers in and/or out of
   Level 3                            (67,328,428)             --     (97,517,711)    (31,089,255)
                                     ------------    ------------    ------------    ------------
Ending Balance as of 1/31/10         $382,299,856    $401,585,040    $513,443,349    $ 76,403,140
                                     ============    ============    ============    ============

All net realized gains and losses and changes in unrealized appreciation and depreciation in the preceding table are included in the Statements of Operations. The changes in net unrealized depreciation of investments in Portfolio Funds still held by the Funds at January 31, 2010 were as follows:

                                                     AETOS CAPITAL
                                     AETOS CAPITAL     DISTRESSED    AETOS CAPITAL
                                    MULTI-STRATEGY     INVESTMENT      LONG/SHORT    AETOS CAPITAL
                                       ARBITRAGE       STRATEGIES      STRATEGIES    OPPORTUNITIES
                                       FUND, LLC       FUND, LLC       FUND, LLC       FUND, LLC
                                    --------------   -------------   -------------   -------------
Change in unrealized appreciation     $75,773,272     $71,612,054      $7,197,553     $13,509,809

Realized gains and losses from Portfolio Fund transactions are calculated on the identified cost basis. Investments are recorded on the effective date of the subscription in the Portfolio Fund.

C. Fund Income and Expenses

Each Fund bears its own expenses including, but not limited to: any taxes; organizational expenses; offering costs; investment-related expenses incurred by the Funds (e.g., fees and expenses charged by the Portfolio Managers and Portfolio Funds, placement fees, professional fees, custody and administrative fees). Most expenses of the Funds can be directly attributed to a particular Fund. Expenses which cannot be directly attributed are apportioned among the Funds based upon relative net assets or on another reasonable basis.

Interest income is recorded on an accrual basis and consists of interest earned on cash and cash equivalents.

D. Income Taxes

Each Fund intends to continue to be treated as a partnership for Federal income tax purposes. Each Member is responsible for the tax liability or benefit relating to the Member's distributive share of taxable income or loss. Accordingly, no provision for Federal income taxes is reflected in the accompanying financial statements. The Funds withhold and pay taxes on U.S. source income and U.S. effectively connected income, if any, allocated from Portfolio Funds to the extent such income is not exempted from withholding under the Internal Revenue Code and Regulations thereunder. The actual amount of such taxes is not known until all Form K-1s from Portfolio Funds are received, usually in the following tax year. Prior to the final determination the amount of tax is estimated based on information available. The final tax could be different from the estimated tax and the difference could be significant.

Such withholdings are listed as distributions in the Statements of Changes in Members' Capital, and are allocated to the individual Members' Capital accounts to which they apply.

E. Distribution Policy

The Funds have no present intention of making periodic distributions of their net investment income or capital gains, if any, to Members. The amount and frequency of distributions, if any, will be determined in the sole discretion of the Board.

F. Distributions from Portfolio Funds

Distributions from Portfolio Funds will be classified as investment income or realized gains in the Statements of Operations, or alternatively, as a decrease to the cost of the investments based on the U.S. income tax characteristics of the distribution if such information is available. In cases where the tax characteristics are not available, such distribution will be classified as investment income.

G. Cash and Cash Equivalents

Cash and cash equivalents is defined as cash on deposit at financial institutions, investments in money market funds, and highly liquid investments with original maturities of three months or less. Each Fund invests its cash in the SEI Daily Income Trust Government Fund, a money market fund managed by an affiliate of the Administrator. These holdings are included in the cash and cash equivalents balance on the Statements of Assets and Liabilities. The cost of the money market funds held at January 31, 2010 equals fair value.

3. INVESTMENT MANAGER FEE, RELATED PARTY TRANSACTIONS AND OTHER

The Funds pay the Investment Manager a monthly management fee (the "Management Fee") at the annual rate of 0.75% of the net asset value of each Fund as of the last day of the month (before any repurchases of Interests). The Investment Manager is responsible for providing day-to-day investment management services to the Funds, and for providing various administrative services to the Funds.

The Investment Manager may also be paid a Program fee outside of the Funds for services rendered to investors. The Program fee is paid directly by the investors at an annual rate of up to 0.50% of an investor's assets in the Funds. The Program fee may also include an annual performance-based incentive fee outside of the Funds based on the return of an investor's account with the Investment Manager.

SEI Investments Global Funds Services (the "Administrator") provides certain administration, accounting and investor services for the Funds. In consideration for such services, each Fund pays the Administrator a monthly fee based on month-end net assets at an annual rate of 0.12% on the first $250 million of net assets, 0.10% on net assets between $250 million and $500 million and 0.08% on net assets over $500 million, and will reimburse the Administrator for certain out-of-pocket expenses.

SEI Private Trust Company acts as custodian (the "Custodian") for the Funds' assets. In consideration for such services, each Fund pays the Custodian a monthly fee, based on month-end net assets, at an annual rate of up to 0.01%. Each Fund also pays the Custodian $3,000 annually to act as qualified Custodian for each Cayman feeder fund.

Each Member of the Board who is not an "interested person" of the Funds as defined by the 1940 Act received an annual retainer of $35,500 and regular quarterly meeting fees of $3,625 per meeting (additional meeting fees are $500 per meeting). The Chairman of the audit committee received an additional annual retainer of $2,500. Any Manager who is an "interested person" does not receive any annual or other fee from the Funds. All Managers are reimbursed by the Funds for reasonable out-of-pocket expenses.

Net profits or net losses of the Funds for each fiscal period are allocated among and credited to or debited against the capital accounts of Members as of the last day of each fiscal period in accordance with each Member's respective investment percentage for each Fund. Net profits or net losses are measured as the net change in the value of the net assets of a Fund during a fiscal period, before giving effect to any repurchases of Interests in the Fund, and excluding the amount of any items to be allocated among the capital accounts of the Members of the Fund, other than in accordance with the Members' respective investment percentages.

4. FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK

In the normal course of business, the Portfolio Funds in which the Funds invest trade various financial instruments and enter into various investment activities with off-balance sheet risk. These include, but are not limited to, short selling activities, writing option contracts, and equity swaps. The Funds' risk of loss in these Portfolio Funds is limited to the value of these investments reported by the Portfolio Funds.

5. FUND MERGER

On November 1, 2008, Aetos Capital Market Neutral Strategies Fund, LLC was reorganized into Aetos Capital Multi-Strategy Arbitrage Fund, LLC. The value of the Aetos Capital Market Neutral Fund, LLC on November 1, 2008 was $46,535,603, which was comprised of $40,692,369 of an investment in a Portfolio Fund, $5,952,897 of cash, $682,234 of receivable for sale of investments, $9,688 of interest receivable, $546,873 of redemptions of interests payable, and $254,712 of expenses payable.

6. RISK FACTORS

Limitations on the Funds' ability to withdraw their assets from Portfolio Funds may limit the Funds' ability to repurchase their Interests. For example, many Portfolio Funds impose lock-up periods prior to allowing withdrawals, which can be two years or longer. After expiration of the lock-up period, withdrawals typically are permitted only on a limited basis, such as monthly, quarterly, semi-annually or annually. Many Portfolio Funds may also indefinitely suspend redemptions or establish restrictions on the ability to fully receive proceeds from redemptions through the application of a redemption restriction or "gate." In instances where the primary source of funds to repurchase Interests will be withdrawals from Portfolio Funds, the application of these lock-ups and withdrawal limitations may significantly limit the Funds' ability to repurchase their Interests.

The Funds invest primarily in Portfolio Funds that are not registered under the 1940 Act and invest in and actively trade securities and other financial instruments using different strategies and investment techniques that may involve significant risks. Such risks include those related to the volatility of the equity, credit, and currency markets, the use of leverage associated with certain fixed income strategies, derivative contracts and in connection with short positions, the potential illiquidity of certain instruments and counterparty and broker arrangements.

The Portfolio Funds may invest a higher percentage of their assets in specific sectors of the market in order to achieve a potentially greater investment return. As a result, the Portfolio Funds may be more susceptible to economic, political and regulatory developments in a particular sector of the market, positive or negative, and may experience increased volatility of the Portfolio Fund's net asset value.

The Portfolio Funds may invest in securities of foreign companies that involve special risks and considerations not typically associated with investments in the United States of America, due to concentrated investments in a limited number of countries or regions, which may vary throughout the year depending on the Portfolio Fund. Such concentrations may subject the Portfolio Funds to additional risks resulting from political or economic conditions in such countries or regions and the possible imposition of adverse governmental laws or currency exchange restrictions could cause the securities and their markets to be less liquid and their prices to be more volatile than those of comparable U.S. securities.

The Funds invest in a limited number of Portfolio Funds. Such concentration may result in additional risk. Various risks are also associated with an investment in the Funds, including risks relating to the multi-manager structure of the Fund, risks relating to compensation arrangements and risks related to limited liquidity of the Interests.

In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. Each Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against each Fund that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

7. INVESTMENT TRANSACTIONS

For the year ended January 31, 2010, purchases and sales of investments were as follows:

FUND                                                         PURCHASES        SALES
----                                                       ------------   ------------
Aetos Capital Multi-Strategy Arbitrage Fund, LLC           $132,000,000   $ 39,986,460
Aetos Capital Distressed Investment Strategies Fund, LLC    143,000,000     18,321,541
Aetos Capital Long/Short Strategies Fund, LLC               348,000,000    274,614,889
Aetos Capital Opportunities Fund, LLC                        32,993,318     12,193,020

8. INVESTMENTS

As of January 31, 2010, collectively the Funds had investments in forty-one Portfolio Funds, none of which were related parties. The following table lists the Funds' investments in Portfolio Funds as of January 31, 2010. The agreements related to investments in Portfolio Funds provide for compensation to the general partners/managers in the form of management fees of 1.0% to 2.0% (per annum) of the net assets and incentive fees or allocations of 10% to 20% of net profits earned. The Portfolio Funds provide for periodic redemptions, with lock-up provisions ranging from 3 months to 3 years from initial investment. The liquidity provisions shown in the table apply after any applicable lock-up provisions.

AETOS CAPITAL MULTI-STRATEGY ARBITRAGE FUND, LLC

                                                                       FAIR VALUE    % OF MEMBERS'
PORTFOLIO FUND NAME                             STRATEGY                1/31/2010       CAPITAL      LIQUIDITY*
-------------------                  ------------------------------   ------------   -------------   ----------
AQR RT Fund, L.P.                     Quantitative Asset Allocation   $ 30,771,000       6.08%         Monthly
CNH CA Institutional Fund, L.P.           Convertible Arbitrage         44,979,083       8.89         Quarterly
Davidson Kempner Partners            Multi-Strategy/Event Arbitrage     77,766,066      15.37          Annual
Farallon Capital Offshore
   Investors, Inc.                   Multi-Strategy/Event Arbitrage     77,809,738      15.38          Annual
FFIP, L.P.                               Fixed Income Arbitrage         69,780,986      13.79          Annual
GMO Mean Reversion Fund               Quantitative Asset Allocation     35,603,772       7.04         Quarterly
Ishin Fund, LLC                           Convertible Arbitrage         40,063,479       7.92         Quarterly
Oceanwood Global
   Opportunities Fund L.P.           Multi-Strategy/Event Arbitrage     65,938,495      13.04          Annual
Parsec Trading Corp.                     Fixed Income Arbitrage         44,734,043       8.84          Monthly
Sowood Alpha Fund, L.P.              Multi-Strategy/Event Arbitrage      1,291,445       0.26          Annual
                                                                      ------------      -----
                                                                      $488,738,107      96.61%
                                                                      ============      =====

AETOS CAPITAL DISTRESSED INVESTMENT STRATEGIES FUND, LLC

                                                               FAIR VALUE    % OF MEMBERS'
PORTFOLIO FUND NAME                         STRATEGY            1/31/2010       CAPITAL       LIQUIDITY*
-------------------                  ----------------------   ------------   -------------   -----------
AG Mortgage Value Partners, L.P.     Distressed Investments   $ 36,867,622        8.68%         Annual
Anchorage Capital Partners, L.P.     Distressed Investments     76,062,426       17.91          Annual
Aurelius Capital Partners, L.P.      Distressed Investments     75,858,036       17.86       Semi-Annual
Davidson Kempner Distressed
   Opportunites Fund LP              Distressed Investments     42,735,010       10.06          Annual
King Street Capital, L.P.            Distressed Investments     75,735,567       17.83        Quarterly
One East Partners, L.P.              Distressed Investments      3,438,834        0.81        Quarterly
Silver Point Capital Fund, L.P.      Distressed Investments     34,625,149        8.15          Annual
Watershed Capital Partners, L.P.     Distressed Investments     56,262,396       13.24        Quarterly
                                                              ------------       -----
                                                              $401,585,040       94.54%
                                                              ============       =====

* The liquidity of the Portfolio Funds may be further restricted due to withdrawal limitations.

AETOS CAPITAL LONG/SHORT STRATEGIES FUND, LLC

                                                                      FAIR VALUE    % OF MEMBERS'
PORTFOLIO FUND NAME                             STRATEGY               1/31/2010       CAPITAL       LIQUIDITY*
-------------------                  -----------------------------   ------------   -------------   -----------
Bay Pond Partners, L.P.              Long/Short Equity Investments   $ 47,601,596        6.09%      Semi-Annual
Brookside Capital Partners
   Fund II, LP                       Long/Short Equity Investments     66,492,639        8.51        Quarterly
Cadian Fund LP                       Long/Short Equity Investments     48,445,254        6.20        Quarterly
Cadmus Capital Partners (QP), L.P.   Long/Short Equity Investments      1,313,747        0.17        Quarterly
CamCap Energy, L.P.                  Long/Short Equity Investments     40,358,839        5.17        Quarterly
Conatus Capital Partners LP          Long/Short Equity Investments     67,512,886        8.65        Quarterly
Copper River Partners, L.P.             Short Equity Investments        1,298,795        0.17          Annual
Highside Capital Partners, L.P.      Long/Short Equity Investments     38,144,704        4.89          Annual
Icarus Qualified Partners, L.P.         Short Equity Investments       41,497,809        5.31          Annual
Joho Partners, L.P.                  Long/Short Equity Investments     55,196,613        7.07       Semi-Annual
Marshall Wace TOPS Fund Limited      Long/Short Equity Investments     64,679,844        8.28         Monthly
Millgate Partners II, L.P.           Long/Short Equity Investments     62,723,813        8.03        Quarterly
North River Partners, L.P.           Long/Short Equity Investments     55,640,478        7.13        Quarterly
Tiger Consumer Partners, L.P.        Long/Short Equity Investments     40,440,471        5.18        Quarterly
Viking Global Equities, L.P.         Long/Short Equity Investments     89,824,151       11.50          Annual
Woodbourne Daybreak Global Fund
   L.P.                              Long/Short Equity Investments      1,477,757        0.19        Quarterly
                                                                     ------------       -----
                                                                     $722,649,396       92.54%
                                                                     ============       =====

AETOS CAPITAL OPPORTUNITIES FUND, LLC

                                                                      FAIR VALUE    % OF MEMBERS'
PORTFOLIO FUND NAME                             STRATEGY              1/31/2010        CAPITAL       LIQUIDITY*
-------------------                  -----------------------------   ------------   -------------   -----------
GMO U.S. Tactical Opportunities
   Fund (Onshore), L.P.              Long/Short Equity Investments   $ 18,265,636       13.23%        Monthly
Joho Partners, L.P.                  Long/Short Equity Investments     28,133,024       20.38       Semi-Annual
Samlyn Partners, L.P.                Long/Short Equity Investments     21,118,673       15.29       Semi-Annual
Sansar Capital, L.P.                 Long/Short Equity Investments      7,630,938        5.53        Quarterly
Sansar Capital Holdings, Ltd.        Long/Short Equity Investments        286,476        0.21         Annual
Sheffield Institutional Partners,
   L.P.                                       Event-Driven                951,592        0.69         Annual
Spindrift Partners, L.P.                      Real Assets              18,282,437       13.24       Semi-Annual
The Elkhorn Fund, LLC                Long/Short Equity Investments     22,548,239       16.33         Monthly
                                                                     ------------       -----
                                                                     $117,217,015       84.90%
                                                                     ============       =====

* The liquidity of the Portfolio Funds may be further restricted due to withdrawal limitations.

9. COMMITMENTS

At January 31, 2010, the Funds had made no commitments to purchase underlying funds.

At January 31, 2010, the Funds had submitted redemption requests from the underlying funds as follows:

FUND                                                         AMOUNT
----                                                       ----------
Aetos Capital Multi-Strategy Arbitrage Fund, LLC           $       --

Aetos Capital Distressed Investment Strategies Fund, LLC
   One East Partners, L.P.                                  3,438,834
                                                           ----------
                                                            3,438,834
                                                           ----------
Aetos Capital Long/Short Strategies Fund, LLC                      --

Aetos Capital Opportunities Fund, LLC
   Sansar Capital, L.P.                                     7,630,938
   Sansar Capital Holdings, Ltd..                             286,476
                                                           ----------
                                                            7,917,414
                                                           ----------

10. SUBSEQUENT EVENTS

Through March 1, 2010, the Funds paid no redemptions and received the following contributions:

FUND                                                         AMOUNT
----                                                       ----------
Aetos Capital Multi-Strategy Arbitrage Fund, LLC           $4,381,449
Aetos Capital Distressed Investment Strategies Fund, LLC    3,493,601
Aetos Capital Long/Short Strategies Fund, LLC               8,431,501
Aetos Capital Opportunities Fund, LLC                       1,409,549

                    Notes to Financial Statements (concluded)

The following table summarizes the redemption requests received by the Funds subsequent to January 31, 2010:

                                                                       ESTIMATED REDEMPTION     % OF
                                                           NUMBER OF     AMOUNT SUBSEQUENT    MEMBERS'
FUND                                                       INVESTORS        TO 1/31/10         CAPITAL
----                                                       ---------   --------------------   --------
Aetos Capital Multi-Strategy Arbitrage Fund, LLC               23           $ 8,877,149          2%
Aetos Capital Distressed Investment Strategies Fund, LLC       24            25,435,221          6%
Aetos Capital Long/Short Strategies Fund, LLC                  24             8,370,245          1%
Aetos Capital Opportunities Fund, LLC                          16               393,179          0%

The Funds have evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no additional disclosures or adjustments were required to the financial statements as of January 31, 2010.

                 Managers and Officers of the Funds (unaudited)

                                                                                                  NUMBER OF FUNDS IN
                     POSITION(S)    LENGTH OF      PRINCIPAL OCCUPATION(S) DURING THE PAST 5       THE FUND COMPLEX
NAME, ADDRESS(1),     HELD WITH        TIME        YEARS/OTHER DIRECTORSHIPS(3) HELD BY BOARD         OVERSEEN BY
AGE                     FUNDS       SERVED(2)                        MEMBER                           MANAGER(4)
-----------------   -------------   ---------   -----------------------------------------------   ------------------
INDEPENDENT MANAGERS:
Ellen Harvey           Manager        Since     Principal, Lindsey Criswell LLC, July                       4
55                                     2002     2008-Present; Principal, Vanguard, January
                                                2008-June 2008; Senior Vice President,
                                                Mercantile Bankshares, February 2003-Present.
Pierre de Saint        Manager        Since     Managing Director and Consultant, Promontory                4
Phalle                                 2002     Financial Group, March 2005-Present; Chairman,
61                                              Atlantic Whitehall Funds, January 2004-Present;
                                                Managing Director and Chief Legal Officer,
                                                iFormation Group, November 2000-November 2003.
Warren J. Olsen        Manager        Since     Chairman and Chief Investment Officer, First                4
53                                     2003     Western Investment Management, September
                                                2002-Present.
INTERESTED MANAGERS:
Michael Klein(5)     Manager and      Since     Co-President, Aetos Alternatives Management and             4
51                    President        2003     Managing Director, Aetos Capital, LLC, March
                                                2000-Present.
OFFICERS:
Anne Casscells          Chief         Since     Co-President, Aetos Alternatives Management and           N/A
51                   Investment        2002     Managing Director, Aetos Capital, LLC, October
                       Officer                  2001-Present.
Scott Sawyer          Treasurer       Since     Director, Aetos Capital, LLC, August 2004-                N/A
41                                     2004     Present; Client Portfolio Manager, GE Asset
                                                Management, 2002-July 2004.
Harold J. Schaaff       Vice          Since     General Counsel and Managing Director, Aetos              N/A
49                  President and      2001     Capital, LLC, March 2001-Present.
                      Secretary

(1) Each Manager can be contacted by writing to Aetos Capital, LLC 875 Third Avenue, New York, NY 10022.

(2) Each Manager holds office until the next meeting of shareholders at which Managers are elected following his or her election or appointment and until his successor has been elected and qualified.

(3) Directorships of companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of 1934 (i.e., "public companies") or other investment companies registered under the 1940 Act.

(4) The "Fund Complex" consists of all registered investment companies for which Aetos Alternatives Management, LLC or any of its affiliates serves as investment adviser.

(5) Mr. Klein is considered to be an "interested person" of the Fund as defined in the 1940 Act because he is a Managing Director of Aetos Capital, LLC.

     For more information regarding the Managers and Officers, please refer to the Statement of Additional Information.

ITEM 2. CODE OF ETHICS.

The registrant has adopted a code of ethics that applies to the registrant's President and Treasurer. The registrant has not made any amendments to its code of ethics during the covered period. The registrant has not granted any waivers from any provisions of the code of ethics during the covered period.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1) The registrant's Board of Managers has determined that the registrant has at least one audit committee financial expert serving on the audit committee.

(a)(2) The audit committee financial expert is Warren J. Olsen. Mr. Olsen is independent as defined in Form N-CSR Item 3(a)(2).

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Fees billed by PricewaterhouseCoopers ("PwC") Related to the Fund.

PwC billed the Fund aggregate fees for services rendered to the Fund for the last two fiscal years as follows:

                                       FISCAL 2010                                         FISCAL 2009
                    -------------------------------------------------  -------------------------------------------------
                                       All fees and    All other fees                     All fees and    All other fees
                                       services to    and services to                     services to    and services to
                      All fees and       service          service        All fees and       service          service
                    services to the  affiliates that  affiliates that  services to the  affiliates that  affiliates that
                     Fund that were        were       did not require  Trust that were        were       did not require
                      pre-approved     pre-approved     pre-approval     pre-approved     pre-approved     pre-approval
                    ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
(a)  Audit Fees(1)      $ 35,755            $0               $0            $ 39,326            $0              $0
(b)  Audit-Related
        Fees            $      0            $0               $0            $      0            $0              $0
(c)  Tax Fees(2)        $245,745            $0               $0            $250,662            $0              $0
(d)  All Other
        Fees            $      0            $0               $0            $      0            $0              $0

Notes:

(1) Audit fees include amounts related to the audit of the registrant's annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings.

(2) Tax fees relate to preparation of federal and state tax returns.

(e)(1) The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services (including tax services) to be provided to the Fund and all non-auditing services to be provided to the Fund's investment adviser (or any affiliate thereof that provides ongoing services to the Fund) if such services relate directly to operations and financial reporting of the Fund.

(e)(2) Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

                     FISCAL 2010   FISCAL 2009
                     -----------   -----------
Audit-Related Fees        0%           0%
Tax Fees                  0%           0%
All Other Fees            0%           0%

(f)    Not applicable.

(g) The aggregate non-audit fees and services billed by PwC for the last two fiscal years were $0 and $0 for Fiscal 2010 and Fiscal 2009, respectively.

(h) During the past fiscal year no non-audit services were provided by the registrant's principal accountant to either the registrant's investment adviser or to any entity controlling, controlled by, or under common control with the registrant's investment adviser that provides ongoing services to the registrant.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS

Included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

                       AETOS ALTERNATIVES MANAGEMENT, LLC
                               PROXY VOTING POLICY

I.   INTRODUCTION

     This policy sets forth Aetos Alternatives Management, LLC ("AAM") policies and procedures for voting proxies with respect to portfolio securities held in the accounts for which AAM provides discretionary investment management services and for which AAM has the explicit authority to vote their proxies. The policy will be reviewed and, if necessary, updated periodically to address new or revised proxy voting issues as they arise.

     As an investment manager for various clients, including clients governed by the Employee Retirement Income Security Act of 1974, as amended ("ERISA"), AAM may vote proxies as part of its authority to manage, acquire and dispose of client account assets, unless the "named fiduciary" for an ERISA account has explicitly reserved the authority for itself, or in the case of an account not governed by ERISA, the client investment management agreement does not provide that AAM will vote proxies. When voting proxies for client accounts, AAM will make voting decisions solely in the best interests of its clients and its ERISA plan clients and beneficiaries and participants, considering all relevant factors and without undue influence from individuals or groups who may have an economic interest in the outcome of a proxy vote. In fulfilling its obligations to its clients, AAM will act in a manner it deems prudent and diligent and which is intended to enhance the economic value of the underlying portfolio securities held in its clients' accounts.

II.  ROUTINE CORPORATE MATTERS

     AAM will generally, although not always, vote in support of management on matters which are common management-sponsored initiatives, provided that, in AAM's opinion, approval of such initiatives will not detract from the economic value of the company's securities held in AAM client accounts. These matters are set out below:

     (i)  Appointment or election of auditors;

     (ii) Routine elections or re-elections of directors;

     (iii) Director's liability and indemnification;

     (iv) General updating/corrective amendments to charter;

     (v)  Name changes;

     (vi) Elimination of cumulative voting; and

     (vii) Elimination of preemptive rights.

III. ISSUES HAVING THE POTENTIAL FOR MAJOR ECONOMIC IMPACT

     A. AAM will generally, although not always, vote in support of management initiatives which may have a substantive financial or best interest impact, provided that, in AAM's opinion, approval of such initiatives will not detract from the economic value of the company's securities held in AAM client accounts. These matters are set out below:

          (i) Capitalization changes which eliminate other classes of stock and voting rights;

          (ii) Changes in capitalization authorization for stock splits, stock dividends, and other specified needs which are no more than 50% of the existing authorization;

          (iii) Stock purchase plans with an exercise price of not less than 85% of fair market value;

          (iv)   Stock option plans that are incentive based and not excessive;

          (v)    Other stock-based plans which are appropriately structured;

          (vi)   Reductions in supermajority vote requirements; and

          (vii)  Adoption of anti-greenmail provisions.

     B. AAM will generally not vote in support of management on certain issues which have a potential substantive financial or best interest impact when AAM believes that approval of the proposal may negatively impact the economic value of the company's securities held in AAM client accounts. These matters are set out below:

          (i) Capitalization changes which add classes of stock which are blank check in nature or that dilute the voting interests of existing shareholders;

          (ii) Changes in capitalization authorization where management does not offer an appropriate rationale or that are contrary to the best interest of existing shareholders;

          (iii) Anti-takeover and related provisions which serve to prevent the majority of shareholders from exercising their rights or effectively deter appropriate tender offers and other offers;

          (iv) Amendments to by-laws which would require supermajority shareholder votes to pass or repeal certain provisions;

          (v)    Classified boards of directors;

          (vi) Reincorporation into a state which has more stringent anti-takeover and related provisions;

          (vii) Shareholder rights plans which allow appropriate offers to shareholders to be blocked by the board or trigger provisions which prevent legitimate offers from proceeding;

          (viii) Excessive compensation or non-salary compensation related proposals;

          (ix) Change-in-control provisions in non-salary compensation plans, employment contracts and severance agreements that benefit management and would be costly to shareholders if triggered; and

          (x) "Other business as properly comes before the meeting" proposals which give a blank check to those acting as proxy.

IV.  SOCIAL AND CORPORATE RESPONSIBILITY ISSUES

     AAM, believing that management's job is to handle ordinary business matters, and not wanting to arbitrarily impose a judgment on such matters, usually votes with management on these proposals. Third party analyses of these issues are taken into account. If an issue will, in our view negatively impact the investment merits of a company, we will oppose it.

V.   CONFLICT OF INTERESTS

     Situations may arise where there are material conflicts between AAM's interest and those of its advisory clients. AAM may resolve potential conflicts by using any of the following methods: (1) adopting a policy of disclosing the conflict to clients and obtaining their consent before voting: (2) basing the proxy vote on pre-determined voting guidelines if the application of the guidelines to the matter do not involve the exercise of discretion on the part of AAM; or (3) using the recommendations of an independent third party.

VI.  PROXY VOTING RECORD RETENTION

     AAM retains the following records: (1) proxy voting policies and procedures; (2) proxy statements; (3) records of votes cast on behalf of clients; (4) records of clients' requests for proxy voting information; and
     (5) any documents prepared by or on behalf of AAM that were material in making decisions on how to vote. AAM retains the above-mentioned records for a minimum of five years.

VII. PROXY ADMINISTRATION

     AAM's internal Proxy Committee (the "Committee") develops the firm's positions on all major corporate issues, creates guidelines, and oversees the voting process. The Committee, comprised of the Chief Investment Officer, Chief Operating Officer, and General Counsel, analyzes types of proposals based on whether they would adversely affect shareholder's interests and make a company less attractive to own. In evaluating proxy proposals each year, the Committee relies upon our own knowledge of each company and its management, independent research provided by third parties, and information presented by company managements and shareholder groups.

     Once the Committee establishes its recommendations, they are distributed to AAM's Portfolio Management Group as voting guidelines. Ultimately, the investment professional primarily accountable for a portfolio is responsible for votes on companies in that portfolio. Most vote consistent with AAM's guidelines. Occasionally, some will take an independent view on certain issues and vote differently. When an investment professional casts votes which are counter to the Committee's guidelines, they are required to document their reasons in writing for the Committee. Annually, the Board of Managers of the AAM Funds will review AAM's proxy voting process, policies, and voting records.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

(a)(1)

INVESTMENT MANAGEMENT TEAM

NAME & TITLE (YEARS OF SERVICE)
-------------------------------
Anne Casscells                                                Co-President and Chief Investment Officer, Aetos
Managing Director and Chief Investment Officer, Aetos         Alternatives Management, LLC and Managing
Alternatives Management, LLC (8)                              Director, Aetos Capital, LLC, October 2001-
                                                              Present.

James Gibbons                                                 Managing Director and Portfolio Manager, Aetos
Managing Director and Portfolio Manager, Aetos Alternatives   Alternatives Management LLC, July 2002 - Present.
Management, LLC (8)

Michael Klein                                                 Co-President , Aetos Alternatives Management,
Managing Director, Aetos Alternatives Management, LLC (8)     LLC and Managing Director, Aetos Capital, LLC,
                                                              March 2000-Present.

(a)(2)(i), (ii), (iii)

The following tables show information regarding accounts (other than the Fund) managed by each named portfolio manager as of January 31, 2010.

                                                                                   Total Assets in
                                                                    Number of      Accounts where
                                                                  Accounts where   Advisory Firm's
                                                                 Advisory Firm's   Fee is Based on
         Anne Casscells                        Total Assets in   Fee is Based on       Account
         James Gibbons             Number of       Accounts          Account         Performance
         Michael Klein             Accounts      ($ million)       Performance       ($ million)
--------------------------------   ---------   ---------------   ---------------   ---------------
Registered Investment Companies      None            N/A               N/A               N/A
Other Pooled Investment Vehicles     None            N/A               N/A               N/A
Other Accounts                        7            $2,085               4              $1,398

(a)(2)(iv)

MATERIAL CONFLICTS OF INTEREST

The Investment Manager manages multiple accounts for multiple clients. In addition to the Funds, these other accounts may include separate accounts, collective trusts, or offshore funds. The Investment Manager manages potential conflicts between funds or with other types of accounts through allocation policies and procedures, internal review processes, and oversight by directors and independent third parties. The Investment Manager has developed trade allocation procedures and controls to ensure that no one client, regardless of type, is intentionally favored at the expense of another. Allocation policies are designed to address potential conflicts in situations where two or more funds or accounts participate in investment decisions involving the same securities.

(a)(3)

DESCRIPTION OF COMPENSATION

Professionals employed by the Investment Manager are subject to a compensation structure that includes base salary and a discretionary bonus. Bonuses are variable and depend on many factors, including firm, business unit and individual performance relative to established benchmarks and criteria. Individuals that consistently exceed performance objectives are eligible for promotions and/or equity participation in the firm. Officers are also eligible to share in the net profits of the business under a profit participation plan. Participation amounts are determined on the basis of performance and contribution. In addition, all managing directors of the Investment Manager have a common equity membership in Aetos Capital, LLC.

(a)(4)

OWNERSHIP OF SECURITIES

As of January 31, 2010 the portfolio managers owned Interests of the Fund as follows:

Anne Casscells   $100,001-500,000
James Gibbons    $100,001-500,000
Michael Klein    $  10,001-50,000

(b) Not applicable

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable as Interests of the Fund are not registered pursuant to Section 12 of the Exchange Act.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant's board of directors since the registrant's last proxy solicitation.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEMS 12. EXHIBITS.

(a)(1) Code of Ethics attached hereto.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                            Aetos Capital Multi-Strategy Arbitrage
                                        Fund, LLC


By (Signature and Title)*               /s/ Michael F. Klein
                                        ----------------------------------------
                                        Michael F. Klein, President

Date: 4/06/10

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*               /s/ Michael F. Klein
                                        ----------------------------------------
                                        Michael F. Klein, President

Date: 4/06/10


By (Signature and Title)*               /s/ Scott D. Sawyer
                                        ----------------------------------------
                                        Scott D. Sawyer, Treasurer

Date: 4/06/10

* Print the name and title of each signing officer under his or her signature.